Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
9.	Supplemental Cash Flow Information
  Payments for interest and income taxes were as follows:
	Years ended December 31,
	2023	2022	2021

Interest	$-	$-	$-
Income taxes	$15,825	$-	$-